Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of composition of income tax expense/(benefit)

	For the Year Ended December 31,
	2022	2023	2024
Current income tax expense	1,331	446,225	1,320,181
Deferred income tax benefit	(128,338)	(1,803,587)	(49,807)
Income tax (benefit)/expense	(127,007)	(1,357,362)	1,270,374

Schedule of reconciliations of the income tax expense/(benefit)

	For the Year Ended December 31,
	2022	2023	2024
(Loss)/Income before income tax	(2,159,355)	10,451,763	9,315,624
Income tax (benefit)/expense computed at PRC statutory income tax rate of 25%	(539,839)	2,612,941	2,328,906
Tax effect of tax‑exempt entity and preferential tax rate	(321,507)	(1,613,371)	(797,326)
Tax effect of Super R&D Deduction and others	(648,317)	(1,055,404)	(954,781)
Non‑deductible expenses	566,597	512,572	611,424
Change in valuation allowance	816,059	(1,814,100)	82,151
Income tax (benefit)/expense	(127,007)	(1,357,362)	1,270,374

Schedule of income tax holiday tax rates

	For the Year Ended December 31,
	2022	2023	2024
Tax effect of tax‑exempt entity and preferential tax rate	321,507	1,613,371	797,326
Effect of tax holiday on basic net income per share	0.17	0.82	0.40
Effect of tax holiday on diluted net income per share	0.17	0.76	0.37

Schedule of components of the group's deferred tax assets (liabilities)

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carryforwards	1,782,118	1,564,993
Warranty reserves	872,976	1,397,501
Others	262,167	378,106
Total deferred tax assets	2,917,261	3,340,600
Less: Valuation allowance	(299,355)	(381,506)
Deferred tax assets, net of valuation allowance	2,617,906	2,959,094
Deferred tax liabilities:
Accelerated tax depreciation and others	(783,206)	(1,264,976)
Fair value change of certain investments	(45,332)	(16,937)
Total deferred tax liabilities	(828,538)	(1,281,913)
Deferred tax assets, net	1,789,368	1,677,181

Schedule of movement of valuation allowance

	As of December 31,
	2023	2024
Valuation allowance
Balance at beginning of the year	2,113,455	299,355
Additions	176,145	88,236
Reversals	(1,990,245)	(6,085)
Balance at end of the year	299,355	381,506